American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
February 28, 2025

Non-U.S. Intrinsic Value - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 96.5%
Brazil — 1.3%
Ambev SA	1,787,900	3,710,842
Vale SA	413,100	3,882,866
		7,593,708
Canada — 2.7%
Linamar Corp.	166,180	6,000,514
Open Text Corp.	95,573	2,468,019
Parkland Corp.	276,406	6,805,310
		15,273,843
China — 1.1%
Alibaba Group Holding Ltd.	377,000	6,233,580
France — 23.3%
Arkema SA	109,659	9,027,005
BNP Paribas SA	67,636	5,125,610
Eiffage SA	149,531	15,020,304
Orange SA	1,353,938	16,224,489
Rexel SA	394,108	10,709,348
Sanofi SA	229,232	25,045,235
Societe Generale SA	329,241	13,486,482
Teleperformance SE	174,778	16,828,114
Verallia SA	734,244	20,554,503
		132,021,090
Germany — 11.7%
Bayerische Motoren Werke AG	194,255	16,887,718
Continental AG	198,940	14,272,613
Daimler Truck Holding AG	190,869	8,380,331
Deutsche Post AG	293,050	11,457,699
Mercedes-Benz Group AG	246,114	15,306,047
		66,304,408
Italy — 1.0%
Eni SpA	188,175	2,725,394
Stellantis NV	222,464	2,863,070
		5,588,464
Japan — 4.8%
SUMCO Corp.	2,281,700	17,459,895
Sumitomo Corp.	426,600	9,579,698
		27,039,593
Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	66,958	118,905
Netherlands — 6.2%
ING Groep NV	662,263	11,789,949
NN Group NV	289,380	14,672,910
Randstad NV	213,986	8,641,185
		35,104,044
Russia(1) — 0.0%
GMK Norilskiy Nickel PAO(2)	7,693,300	86
South Korea — 10.0%
BGF retail Co. Ltd.	62,400	4,262,249
Hyundai Mobis Co. Ltd.	74,898	12,603,586
Kia Corp.	99,218	6,344,885

KT&G Corp.	61,318	4,118,538
Samsung Electronics Co. Ltd.	781,128	29,230,095
		56,559,353
Spain — 1.0%
Repsol SA	436,572	5,560,677
Sweden — 0.8%
Volvo Car AB, Class B(2)	2,046,990	4,324,757
Switzerland — 6.0%
Adecco Group AG	736,318	20,039,709
Roche Holding AG	42,821	14,260,679
		34,300,388
United Kingdom — 26.2%
Barclays PLC	3,912,573	15,444,347
Barratt Redrow PLC	1,038,940	5,619,610
British American Tobacco PLC	596,745	23,163,128
GSK PLC	1,396,001	25,758,914
Hikma Pharmaceuticals PLC	159,301	4,343,718
Mondi PLC	537,129	8,350,518
Nomad Foods Ltd.	210,164	3,972,100
Prudential PLC	1,622,970	14,941,619
Reckitt Benckiser Group PLC	285,003	18,863,593
Shell PLC	85,704	2,863,828
Taylor Wimpey PLC	9,723,928	13,956,557
WPP PLC	1,400,900	11,364,254
		148,642,186
United States — 0.4%
CNH Industrial NV	199,221	2,565,966
TOTAL COMMON STOCKS (Cost $539,083,276)		547,231,048
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,952	18,952
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $789,501), in a joint trading account at 4.32%, dated 2/28/25, due 3/3/25 (Delivery value $773,771)		773,493
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $5,393,900), at 4.34%, dated 2/28/25, due 3/3/25 (Delivery value $5,289,912)		5,288,000
		6,061,493
TOTAL SHORT-TERM INVESTMENTS (Cost $6,080,445)		6,080,445
TOTAL INVESTMENT SECURITIES — 97.6% (Cost $545,163,721)		553,311,493
OTHER ASSETS AND LIABILITIES — 2.4%		13,467,932
TOTAL NET ASSETS — 100.0%		$566,779,425

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.4%
Industrials	18.2%
Financials	13.3%
Health Care	12.2%
Consumer Staples	10.2%
Information Technology	8.7%
Materials	7.4%
Communication Services	4.9%
Energy	3.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	2.4%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Securities may be subject to resale, redemption or transferability restrictions.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,538,066	$540,692,982	—
Short-Term Investments	18,952	6,061,493	—
	$6,557,018	$546,754,475	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.